Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2019	Mar. 31, 2019
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets, Gross amounts recognized	[1]	¥ 9,026	¥ 7,403
Derivative assets, Gross amounts offset on the balance sheet	[1]	0	0
Derivative assets, Net amounts presented on the balance sheet	[1],[2]	9,026	7,403
Derivative assets, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(7,372)	(5,903)
Derivative assets, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	(466)	(528)
Derivative assets, Net amounts	[1]	1,188	972
Receivables under resale agreements, Gross amounts recognized	[1]	13,401	12,589
Receivables under resale agreements, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under resale agreements, Net amounts presented on the balance sheet	[1],[2]	13,401	12,589
Receivables under resale agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(13,386)	(12,579)
Receivables under resale agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Receivables under resale agreements, Net amounts	[1]	15	10
Receivables under securities borrowing transactions, Gross amounts recognized	[1]	2,316	1,921
Receivables under securities borrowing transactions, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under securities borrowing transactions, Net amounts presented on the balance sheet	[1],[2]	2,316	1,921
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(2,265)	(1,894)
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Receivables under securities borrowing transactions, Net amounts	[1]	51	27
Financial assets, Gross amounts recognized, Total	[1]	24,743	21,913
Financial assets, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial assets, Net amounts presented on the balance sheet, Total	[1],[2]	24,743	21,913
Financial assets, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[3],[4]	(23,023)	(20,376)
Financial assets, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[3]	(466)	(528)
Financial assets, Net amounts, Total	[1]	1,254	1,009
Derivative liabilities, Gross amounts recognized	[1]	8,545	6,978
Derivative liabilities, Gross amounts offset on the balance sheet	[1]	0	0
Derivative liabilities, Net amounts presented on the balance sheet	[1],[2]	8,545	6,978
Derivative liabilities, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(7,225)	(5,766)
Derivative liabilities, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	(893)	(769)
Derivative liabilities, Net amounts	[1]	427	443
Payables under repurchase agreements, Gross amounts recognized	[1]	16,837	14,312
Payables under repurchase agreements, Gross amounts offset on the balance sheet	[1]	0	0
Payables under repurchase agreements, Net amounts presented on the balance sheet	[1],[2]	16,837	14,312
Payables under repurchase agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(16,798)	(14,309)
Payables under repurchase agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Payables under repurchase agreements, Net amounts	[1]	39	3
Payables under securities lending transactions, Gross amounts recognized	[1]	1,024	932
Payables under securities lending transactions, Gross amounts offset on the balance sheet	[1]	0	0
Payables under securities lending transactions, Net amounts presented on the balance sheet	[1],[2]	1,024	932
Payables under securities lending transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(1,020)	(931)
Payables under securities lending transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Payables under securities lending transactions, Net amounts	[1]	4	1
Financial liabilities, Gross amounts recognized, Total	[1]	26,406	22,222
Financial liabilities, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial liabilities, Net amounts presented on the balance sheet, Total	[1],[2]	26,406	22,222
Financial liabilities, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[3],[4]	(25,043)	(21,006)
Financial liabilities, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[3]	(893)	(769)
Financial liabilities, Net amounts, Total	[1]	¥ 470	¥ 447

[1]	Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter (“OTC”) and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.
[2]	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
[3]	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
[4]	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.